COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Rental Payments for Operating Leases
Rental expense under continuing obligations for the three years ended December 31, 2012 was $849, $1,119 and $1,048, respectively. At December 31, 2012, obligations under the companies' operating leases for office spaces and a ship repair facility with initial or remaining lease terms longer than one year were as follows:

The Company and its subsidiaries lease buildings for office spaces and a ship repair facility under various operating leases, which expire from 2012 to 2017 and which generally have renewal options at similar terms.

Year ending December 31,

2013	$1,016
2014	917
2015	273
2016	68
2017	58
Total	$2,332

Offshore Supply Business [Member]
Revenue from External Customer [Line Items]
Future Minimum Revenues
The future minimum revenues, before reduction for brokerage commissions, expected to be received on time charter agreements of our PSVs in our Offshore Supply Business chartered five in Brazil and one in North Sea, which terms are longer than one year were as follows:

Year ending December 31,

2013	$34,238
2014	22,503
2015	13,492
2016	5,742
Total	$75,975

Ocean Business [Member]
Revenue from External Customer [Line Items]
Future Minimum Revenues
The future minimum revenues, before reduction for brokerage commissions of three of our handy size-small product tanker vessels (one of them leased) in our Ocean Business chartered in South America, expected to be received on time charter agreements, which terms are longer than one year were as follows:

Year ending December 31,

2013	$18,090
2014	5,412
Total	$23,502